Post employment benefits - Actuarial assumptions (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) age	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Post employment benefits
Total net cost/(credit) included within staff costs	€ 37	€ (29)	€ 31
Defined Benefit Pension Plan
Post employment benefits
Rate of inflation (as a percent)	3.00%	3.30%	2.90%
Rate of increase in salaries (as a percent)	3.00%	3.10%	2.70%
Discount rate (as a percent)	4.50%	2.50%	1.80%
Number of years pension will be available for male pensioner	22 years 9 months 18 days	23 years 4 months 24 days
Number of years pension will be available for female pensioner	24 years 8 months 12 days	25 years 4 months 24 days
Current retirement age for pensioner	65 years
Number of years pension will be available for male non-pensioner	23 years 8 months 12 days	25 years 4 months 24 days
Number of years pension will be available for female non-pensioner	25 years 6 months	27 years 6 months
Retirement age for availing pension by non-pensioner | age	65
Current eligible age for availing pension by non-pensioner | age	40
Current service cost	€ 44	€ 38	€ 37
Net past service (credit)/costs		(71)	2
Net interest charge/(income)	(7)	4	(8)
Total net cost/(credit) included within staff costs	37	(29)	31
Actuarial (losses)/gains recognised in the SOCI	€ 213	(627)	€ 686
German plan
Post employment benefits
Net past service (credit)/costs		€ (49)